Expense Example - AMG Managers Brandywine Blue Fund - Class I	Feb. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	$ 1,420